Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000099791
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Full Discretion Institutional Securitized Fund
Class Name	Institutional Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://info.loomissayles.com/full-discretion-funds. You can also request this information by contacting us at 1-800-343-2029.
Additional Information Phone Number	1-800-343-2029
Additional Information Website	https://info.loomissayles.com/full-discretion-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 462,050,970
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Investment	0.0%
Corporate Obligations	1.7%
U.S. Treasury Obligations	4.0%
Short-Term Investment	5.0%
Residential Mortgaged-Backed Obligations	11.8%
Commercial Mortgage-Backed Obligations	17.4%
Asset-Backed Securities	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	03/31/31	3.0%
CSMC OA, Ser 2014-USA, Cl E	4.373%	09/15/37	2.0%
APL Finance DAC, Ser 2025-1A, Cl D	8.150%	03/20/36	1.7%
Project Silver, Ser 2019-1, Cl C	6.900%	07/15/44	1.7%
AIM Aviation Finance, Ser 2015-1A, Cl B1	5.072%	02/15/40	1.6%
FHLMC POOL, Ser 2023-2326	4.450%	12/01/32	1.5%
NY Commercial Mortgage Trust, Ser 2025-299P, Cl A	5.853%	02/10/47	1.3%
BasePoint MCA Securitization, Ser 2023-1A, Cl B	11.286%	12/17/29	1.2%
Fortiva Retail Credit Master Note Business Trust, Ser 2024-ONE, Cl C	12.560%	11/15/29	1.1%
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B	4.391%	06/10/47	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-800-343-2029
Updated Prospectus Web Address	https://info.loomissayles.com/full-discretion-funds